Unaudited Interim Condensed Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Share capital		Other reserve	Translation reserve	Additional paid in capital		Accumulated deficit	Non- controlling Interest	Total Shareholders’ deficit		Treasury shares	Total
Balance at Dec. 31, 2018	$ 361		$ 1,500	$ (1)	$ 39,880		$ (48,327)	$ 3,997	$ (2,590)			$ (6,587)
Changes during the year:
Share-based compensation	11				1,551				1,562			1,562
Options exercise into shares		[1]				[1]				[1]			[1]
Conversion of convertible securities to shares	9				1,334				1,343			1,343
Conversion of loans from major shareholder into shares	29				5,286				5,315			5,315
Translation reserve				3					3			3
Other comprehensive income (loss)							(15,013)	(496)	(15,509)			(15,013)
Balance at Dec. 31, 2019	410		1,500	2	48,051		(63,340)	3,501	(9,876)			(13,377)
Changes during the year:
Issuance of ordinary shares, net	208				8,784				8,992			8,992
Share-based compensation	40				2,832				2,872			2,872
Conversion of financial liability to shares	21				780				801			801
Conversion of loans from major shareholder into shares	140				6,810				6,950			6,950
Other comprehensive income (loss)							(12,536)	(152)	(12,688)			(12,536)
Balance at Dec. 31, 2020	819		1,500	2	67,257		(75,876)	3,349	(2,949)			(6,298)
Changes during the year:
Issuance of ordinary shares, net	270				13,144				13,414			13,414
Issuance of shares within share-based compensation	95				(98)				(3)			(3)
Loss for the period							(4,694)	(77)	(4,771)			(4,694)
Conversion of financial liability to shares	28				931				959			959
Other comprehensive income (loss)
Total comprehensive loss for the period							(4,694)	(77)	(4,771)			(4,694)
Balance at Jun. 30, 2021	1,212		1,500	2	81,234		(80,570)	3,272	6,650			3,378
Balance at Dec. 31, 2020	819		1,500	2	67,257		(75,876)	3,349	(2,949)			(6,298)
Changes during the year:
Issuance of ordinary shares and warrants, net	270				13,147				13,417			13,417
Conversion of loans into shares	28				932				960			960
Share-based compensation	105				543				648			648
Other comprehensive income (loss)							(14,758)	(130)	(14,888)			(14,758)
Balance at Dec. 31, 2021	1,222		1,500	2	81,879		(90,634)	3,219	(2,812)			(6,031)	[2]
Changes during the year:
Issuance of ordinary shares, net	338				3,122				3,460			3,460
Issuance of ordinary shares in respect of pre-funded warrants exercise	360				2,905				3,265			3,265
Share-based compensation	275				7,980				8,255			8,255
Treasury shares									(121)		(121)	(121)
Loss for the period							(13,021)	(266)	(13,287)			(13,021)
Other comprehensive income (loss)
Total comprehensive loss for the period
Balance at Jun. 30, 2022	$ 2,195		$ 1,500	$ 2	$ 95,886		$ (103,655)	$ 2,953	$ (1,240)		$ (121)	$ (4,193)

[1]	Represents an amount lower than $ 1 thousand
[2]	The December 31, 2021, balances were derived from the Company’s audited annual financial statements.